Noninterest Income - Additional Information (Detail) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2025	Sep. 30, 2024
Other Revenues [Line Items]
Trust fees		¥ 30,000	¥ 28,000
Fees related to trust business		36,000	36,000
Trading account gains (losses)—net	[1]	224,043	801,981
Other noninterest income	[1],[2]	148,782	123,285
Accounting Standards Concepts Update 606
Other Revenues [Line Items]
Trading account gains (losses)—net		54,000	58,000
Other noninterest income		¥ 14,000	¥ 14,000

[1]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.
[2]	These amounts include the net unrealized gains resulting from changes in fair values of structured notes that contain embedded derivatives. See Note 17 “Fair value” for further details.